One Commerce Square
                                        Philadelphia, PA 19103


Delaware Investments

                                                     1933 Act Rule 497(j)
                                               1933 Act File No. 33-40991
                                              1940 Act File No. 811-6322

March 1, 2000

Filed via EDGAR (CIK #0000875352)


Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 33-40991
     DELAWARE POOLED TRUST
     _______________________________________


Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 32, the most recent post-effective amendment of Delaware Pooled Trust. Post-Effective Amendment No. 32 was filed electronically with the Commission on February 28, 2000 under paragraph (b) of Rule 485 under the Securities Act of 1933.


Very truly yours,




/s/Eric E. Miller
Eric E. Miller
Senior Vice President/
Deputy General Counsel/
Secretary